Income Taxes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Income Taxes (Textual)
Valuation Allowance	$ 34,682	$ 13,777
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 20,900	$ (129,500)	$ (20,900)
North Carolina State Corporate Tax Rate		5.00%
New North Carolina State Corporate Tax Rate	4.00%
Undistributed earnings of foreign subsidiaries	$ 754,700
Foreign jurisdiction exemption reduction, Dollar Amount	$ 8,300	$ 19,100
Foreign jurisdiction exemption reduction, per share amount	$ 0.06	$ 0.21
Gross unrecognized tax benefits	$ 69,052	$ 59,397	39,423	$ 37,917
Unrecognized tax benefits, if recognized, would impact the effective tax rate	64,200	55,000	30,900
Additions for tax positions in prior years	2,723	23,986	229
Interest and penalties expense (benefit) recognized related to uncertain tax positions	1,600	1,200	900
Accrued interest and penalties related to unrecognized tax benefits	5,000	3,400	2,300
Long-term Tax Liability	$ 12,400
Period gross unrecognized tax benefits may be reduced	12 months
Taxes Payable, Current	$ 30,000	6,000
State Deferred Tax Assets [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount	31,000
Domestic and foreign deferred tax assets [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount		(135,700)
Domestic deferred tax assets [Member]
Income Taxes (Textual)
Valuation Allowance	29,500	13,600
Foreign [Member]
Income Taxes (Textual)
Valuation Allowance	5,200	200
Valuation Allowance, Deferred Tax Asset, Change in Amount	5,000
U.K. deferred tax asset [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount			(12,000)
Intercompany Profits deferred tax asset [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount			(15,100)
Other deferred tax asset [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount			2,800
TriQuint merger deferred tax asset [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount	(4,300)	6,200
Amalfi acquisition deferred tax asset [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount			$ 3,400
State net operating losses and credits [Member]
Income Taxes (Textual)
Valuation Allowance, Deferred Tax Asset, Change in Amount	20,200
U.S. Federal [Member]
Income Taxes (Textual)
Loss carryovers	220,500
State [Member]
Income Taxes (Textual)
Loss carryovers	173,500
Research Tax Credit Carryforward [Member]
Income Taxes (Textual)
Income tax credits	94,300
Foreign [Member]
Income Taxes (Textual)
Income tax credits	4,900
State [Member]
Income Taxes (Textual)
Income tax credits	52,400
Alternative mininmum tax [Member]
Income Taxes (Textual)
Income tax credits	$ 3,200
TriQuint Merger [Member]
Income Taxes (Textual)
Additions for tax positions in prior years		$ 17,100